Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Goodwill [Line Items]
Acquired		¥ 49,393	¥ 59,186	¥ 46,522
Impairment		(562)	(1,506)	0
Other (net)	[1]	(55,251)	(6,222)	(33,383)
Goodwill, Gross		495,172	501,030	448,066	¥ 434,927
Accumulated impairment losses		(6,316)	(5,754)	(4,248)	(4,248)
Goodwill		488,856	495,276	443,818	430,679
Corporate Financial Services and Maintenance Leasing
Goodwill [Line Items]
Acquired		0	478	1,299
Impairment		0	(12)	0
Other (net)	[1]	(54,925)	7	0
Goodwill, Gross		12,425	67,350	66,865	65,566
Accumulated impairment losses		(849)	(849)	(837)	(837)
Goodwill		11,576	66,501	66,028	64,729
Real Estate Segment
Goodwill [Line Items]
Acquired		0	0	0
Impairment		(191)	0	0
Other (net)	[1]	0	0	(111)
Goodwill, Gross		16,359	16,359	16,359	16,470
Accumulated impairment losses		(191)	0	0	0
Goodwill		16,168	16,359	16,359	16,470
PE Investment and Concession
Goodwill [Line Items]
Acquired		0	47,011	22,772
Impairment		0	0	0
Other (net)	[1]	(22,526)	(14,002)	(22,172)
Goodwill, Gross		99,938	122,464	89,455	88,855
Accumulated impairment losses		0	0	0	0
Goodwill		99,938	122,464	89,455	88,855
Environment and Energy
Goodwill [Line Items]
Acquired		49,115	0	3,933
Impairment		0	0	0
Other (net)	[1]	357	(3,933)	0
Goodwill, Gross		49,655	183	4,116	183
Accumulated impairment losses		(39)	(39)	(39)	(39)
Goodwill		49,616	144	4,077	144
Insurance
Goodwill [Line Items]
Acquired		0	0	672
Impairment		(371)	0	0
Other (net)	[1]	0	(109)	0
Goodwill, Gross		5,015	5,015	5,124	4,452
Accumulated impairment losses		(371)	0	0	0
Goodwill		4,644	5,015	5,124	4,452
Banking and Credit
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		10,971	10,971	10,971	10,971
Accumulated impairment losses		0	0	0	0
Goodwill		10,971	10,971	10,971	10,971
Aircraft and Ships
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		587	587	587	587
Accumulated impairment losses		(587)	(587)	(587)	(587)
Goodwill		0	0	0	0
ORIX USA
Goodwill [Line Items]
Acquired		0	0	17,846
Impairment		0	(1,494)	0
Other (net)	[1]	12,682	566	(2,401)
Goodwill, Gross		142,494	129,812	129,246	113,801
Accumulated impairment losses		(1,494)	(1,494)	0	0
Goodwill		141,000	128,318	129,246	113,801
ORIX Europe
Goodwill [Line Items]
Acquired		0	11,697	0
Impairment		0	0	0
Other (net)	[1]	8,773	10,847	(8,178)
Goodwill, Gross		149,270	140,497	117,953	126,131
Accumulated impairment losses		0	0	0	0
Goodwill		149,270	140,497	117,953	126,131
Asia and Australia
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	388	402	(521)
Goodwill, Gross		8,180	7,792	7,390	7,911
Accumulated impairment losses		(2,785)	(2,785)	(2,785)	(2,785)
Goodwill		5,395	5,007	4,605	5,126
Corporate
Goodwill [Line Items]
Acquired		278	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		278	0	0	0
Accumulated impairment losses		0	0	0	0
Goodwill		¥ 278	¥ 0	¥ 0	¥ 0

[1]	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.